                                   LAW OFFICES
                    STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 ONE COMMERCE SQUARE
                             PHILADELPHIA, PA 19103
                                 (215) 564-8000

                           Direct Dial: (215) 564-8128

                                                                                                                         August 2, 2002

FILED via EDGAR
Attn.:  Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:    Buffalo Balanced Fund, Inc.
                SEC File Nos. 33-75476, 811-8364
                Post Effective Amendment No. 10
       Buffalo Large Cap Fund, Inc.
                SEC File Nos. 33-87346, 811-8900
                Post Effective Amendment No. 10
       Buffalo USA Global Fund, Inc.
                SEC File Nos. 33-87146, 811-8896
                Post Effective Amendment No. 10
       Buffalo High Yield Fund, Inc.
                SEC File Nos. 33-87148, 811-8898
                Post Effective Amendment No. 10
       Buffalo Small Cap Fund, Inc.
                SEC File Nos. 333-40841, 811-08509
                Post Effective Amendment No. 5
       Buffalo Funds
                SEC File Nos. 333-56018, 811-10303
                Post Effective Amendment No. 2

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"1933 Act"), this letter serves as certification that the form of Prospectus and
Statement of Additional  Information  that would have been filed under paragraph
(c) of Rule 497 would not have differed from those  contained in the  respective
Post-Effective  Amendments  referenced  above  under  the 1933  Act  (the  "Post
Effective  Amendments")  to the  Registration  Statement of the Funds.  The Post
Effective  Amendments  were filed with the  Securities  and Exchange  Commission electronically on July 29, 2002.

     Please direct any questions or comments  relating to this  certification to me at the above phone number.

                                          Sincerely,

                                           /s/ Jennifer R. Jones
                                            Jennifer R. Jones

Enclosures

cc:      John C. Kornitzer, Kornitzer Capital Management, Inc.
         W. Guy Cooke, Jones & Babson, Inc.
            Martin A. Cramer, Jones & Babson, Inc.
            Michael P. O'Hare